CONFIDENTIAL TREATMENT REQUESTED

5/15/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

[redacted]

05077041

RECEIVED
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

Donald T. Netter	Stamford, CT	5/13/05
[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

RECEIVED
MAY 16 2005
OFFICE OF THE SECRETARY

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2
Number 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	$93,905 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11255	Dolphin Holdings Corp.
2	28-11256	Donald T. Netter

13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ARGOSY GAMING CO	COM	040228108	$5,367	116,880	SH		DEFINED		116,880		
ASCENTIAL SOFTWARE CORP	COM	04362P207	$741	40,000	SH		DEFINED		40,000		
ASK JEEVES INC	COM	045174109	$1,125	40,056	SH		DEFINED		40,056		
BEVERLY ENTERPRISES INC	COM	087851109	$1,607	129,800	SH		DEFINED		129,800		
CIRCUIT CITY STORES	COM	172737108	$1,284	80,000	SH		DEFINED		80,000		
DREYERS GRAND ICE CREAM HL	COM	261877104	$1,938	24,000	SH		DEFINED		24,000		
FIDELITY NATL FINL INC	COM	316326107	$501	15,200	SH		DEFINED		15,200		
GILLETTE CORP	COM	375766102	$9,268	183,600	SH		DEFINED		183,600		
GUIDANT CORP	COM	401698105	$12,615	170,700	SH		DEFINED		170,700		
HOLLINGER INTL INC	CL A	435569108	$2,151	195,160	SH		DEFINED		195,160		
I-MANY INC	COM	44973Q103	$375	235,700	SH		DEFINED		235,700		
INSIGHT COMMUNICATIONS CO	CL A	45768V108	$1,991	168,000	SH		DEFINED		168,000		
KERR-MCGEE CORP	COM	492386107	$7,833	100,000	SH		DEFINED		100,000		
KING PHARMACEUTICALS INC	COM	495582108	$659	79,325	SH		DEFINED		79,325		
MANDALAY RESORT GROUP	COM	562567107	$3,355	47,600	SH		DEFINED		47,600		
MAY DEPARTMENT STORES CO	COM	577778103	$478	12,900	SH		DEFINED		12,900		
MCI INC	COM	552691107	$1,544	62,000	SH		DEFINED		62,000		
MCI INC	COM	552691107	$1,347	54,100	SH	CALL	DEFINED		54,100		
MCI INC	COM	552691107	$1,992	80,000	SH	PUT	DEFINED		80,000		
NEIGHBORCARE INC	COM	64015Y104	$2,094	71,600	SH		DEFINED		71,600		
PENN ENGINEERING & MFG CO	COM	707389300	$4,216	233,600	SH		DEFINED		233,600		
PENN ENGINEERING & MFG CO	CL A	707389102	$312	17,240	SH		DEFINED		17,240		
PRIME GROUP REALTY TRUST	SH BEN INT	74158J103	$1,425	199,000	SH		DEFINED		199,000		
SPRINT CORP	COM	852061100	$1,820	80,000	SH		DEFINED		80,000		
SPX CORP	COM	784635104	$3,462	80,000	SH		DEFINED		80,000		
SUNGARD DATA SYSTEMS	COM	867363103	$1,066	30,900	SH	CALL	DEFINED		30,900		
SUNGARD DATA SYSTEMS	COM	867363103	$138	4,000	SH	PUT	DEFINED		4,000		
TELESYSTEM INTL WIRELESS	COM	879946606	$1,220	80,000	SH		DEFINED		80,000		
TEMPLE-INLAND INC	COM	879868107	$1,016	14,000	SH		DEFINED		14,000		
THOMAS INDUSTRIES INC	COM	884425109	$2,414	60,900	SH		DEFINED		60,900		
TOYS R US	COM	892335100	$386	15,000	SH	CALL	DEFINED		15,000		
TOYS R US	COM	892335100	$309	12,000	SH	CALL	DEFINED		12,000		
UNITED DEFENSE INDS INC	COM	910183104	$5,139	70,000	SH		DEFINED		70,000		
UNOCAL CORP	COM	915289102	$617	10,000	SH		DEFINED		10,000		
VERITAS SOFTWARE CO	COM	923436109	$2,322	100,000	SH		DEFINED		100,000		
WESTERN WIRELESS CORP	COM	95988E 208	$9,777	78,000	SH		DEFINED		78,000		